UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust

(Exact name of Registrant as specified in charter)

J. Garrett Stevens

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis and Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2018

Date of reporting period: February 28, 2018

Item 1. Schedule of Investments

REX VolMAXXTM Long VIX Weekly Futures Strategy ETF

Consolidated Schedule of Investments

February 28, 2018 (Unaudited)

Description	Shares	Fair Value

SCHEDULE OF INVESTMENTS

EXCHANGE TRADED FUNDS — 40.2%
iPATH S&P 500 VIX Short-Term Futures ETN – Barclays*	5,500	$243,925
ProShares VIX Short-Term Futures ETF*	55,700	2,043,633

Total Exchange Traded Funds
(Cost $2,349,248)		2,287,558

Total Investments - 40.2%
(Cost $2,349,248)		$2,287,558

 A summary of outstanding futures contracts held by the Fund at February 28, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Depreciation
CBOE VIX	183	Mar-2018	$3,657,296	$3,399,225	$(258,071)
			$3,657,296	$3,399,225	$(258,071)

The futures contracts are held by REX VolMAXXTM Long VIX Weekly Futures Strategy Subsidiary I as of February 28, 2018.

Percentages are based on Net Assets of $5,688,069.

*	Non-income producing security.

ETF — Exchange Traded Fund

ETN — Exchange Traded Note

S&P — Standard & Poor’s

VIX — Volatility Index

The following is a list of the level of inputs used as of February 28, 2018 in valuing the Fund’s investments and other instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$2,287,558	$—	$—	$2,287,558
Total Investments in Securities	$2,287,558	$—	$—	$2,287,558

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(258,071)	$—	$—	$(258,071)
Total Other Financial Instruments	$(258,071)	$—	$—	$(258,071)

*	Futures contracts are valued at the unrealized Depreciation on the instrument.

For the period ended February 28, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended February 28, 2018, there were no Level 3 investments.

Amounts designated as “—” are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

REX VolMAXXTM Short VIX Weekly Futures Strategy ETF

Consolidated Schedule of Investments

February 28, 2018 (Unaudited)

Description	Shares	Fair Value

SCHEDULE OF SECURITIES SOLD SHORT

EXCHANGE-TRADED FUND — (23.0)%
iPATH S&P 500 VIX Short-Term Futures ETN .	(54,000)	$(2,394,900)

Total Exchange-Traded Fund
(Proceeds $3,662,675)		(2,394,900)

Total Securities Sold Short - (23.0)%
(Proceeds $3,662,675)		$(2,394,900)

 A summary of outstanding futures contracts held by the Fund at February 28, 2018, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Value	Unrealized Appreciation
CBOE VIX	(425)	Mar-2018	$(7,997,546)	$(7,893,535)	$104,011
			$(7,997,546)	$(7,893,535)	$104,011

The futures contracts are held by REX VolMAXXTM Inverse VIX Weekly Futures Strategy Subsidiary I as of February 28, 2018.

Percentages are based on Net Assets of $10,408,885.

*	Non-income producing security.

CBOE — Chicago Board Options Exchange

ETN — Exchange Traded Note

S&P — Standard & Poor’s

VIX — Volatility Index

The following is a list of the level of inputs used as of February 28, 2018 in valuing the Fund’s investments and other instruments carried at value:

Securities Sold Short	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$(2,394,900)	$—	$—	$(2,394,900)
Total Securities Sold Short	$(2,394,900)	$—	$—	$(2,394,900)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$104,011	$—	$—	$104,011
Total Other Financial Instruments	$104,011	$—	$—	$104,011

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 28, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended February 28, 2018, there were no Level 3 investments.

Amounts designated as “—” are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

REX-QH-002-0400

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: April 26, 2018

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: April 26, 2018